Label	Element	Value
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $773.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.74 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)